Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
C000001635
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 25,006	$ 25,765	$ 25,793	$ 23,824	$ 24,706	$ 23,322	$ 20,753	$ 21,726	$ 20,978	$ 19,927	$ 17,767	$ 18,154	$ 23,023	$ 26,948	$ 25,673	$ 25,725	$ 23,396	$ 23,653	$ 20,543	$ 18,960	$ 14,818	$ 17,787	$ 16,672	$ 17,086	$ 15,554	$ 12,925	$ 15,463	$ 14,310	$ 13,539	$ 12,943	$ 12,561	$ 12,158	$ 11,295	$ 10,262	$ 10,261	$ 9,767	$ 9,506	$ 9,660	$ 9,233	$ 10,070	$ 10,000
C000077818
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,566,855	2,643,333	2,644,365	2,440,811	2,529,622	2,386,423	2,122,127	2,220,160	2,142,310	2,033,631	1,812,280	1,850,523	2,345,090	2,743,405	2,611,835	2,615,552	2,377,024	2,401,806	2,084,652	1,922,615	1,501,799	1,801,438	1,687,515	1,728,136	1,572,178	1,305,751	1,561,001	1,443,685	1,365,043	1,303,980	1,264,712	1,223,345	1,135,765	1,030,878	1,030,268	979,829	953,201	967,914	924,483	1,007,581	1,000,000
C000165210
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,830,331	13,212,763	13,217,947	12,201,270	12,644,201	11,929,315	10,607,770	11,099,066	10,708,691	10,166,380	9,060,688	9,250,800	11,723,742	13,715,403	13,057,455	13,075,009	11,883,368	12,007,282	10,422,480	9,612,276	7,507,150	9,006,376	8,435,753	8,638,857	7,860,041	6,526,896	7,804,150	7,217,567	6,824,352	6,519,033	6,322,693	6,115,860	5,677,962	5,154,388	5,151,338	4,899,972	4,766,005	4,839,570	4,622,417	5,037,907	5,000,000
C000001636
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 23,710	24,778	25,409	22,877	24,944	23,653	21,976	22,826	22,239	20,625	18,441	18,753	23,079	26,647	25,023	24,162	22,428	22,235	18,373	16,571	13,008	16,754	15,430	15,547	14,536	11,955	14,682	13,612	12,611	12,314	11,695	11,336	10,696	9,694	9,707	9,469	9,165	9,142	9,022	9,882	10,000
C000077819
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,432,423	2,540,341	2,603,302	2,342,230	2,552,332	2,418,805	2,245,776	2,331,189	2,269,595	2,103,854	1,879,571	1,910,325	2,349,576	2,711,049	2,544,238	2,455,143	2,277,496	2,256,352	1,863,235	1,679,385	1,317,623	1,695,811	1,560,796	1,571,687	1,468,513	1,206,947	1,481,448	1,372,510	1,270,704	1,240,038	1,177,019	1,140,197	1,075,038	973,698	974,434	949,795	918,748	915,899	903,284	988,944	1,000,000
C000165211
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,161,504	12,701,070	13,015,858	11,710,563	12,762,217	12,094,614	11,229,512	11,656,558	11,348,600	10,519,935	9,398,569	9,552,333	11,748,489	13,555,778	12,722,791	12,276,299	11,389,131	11,283,417	9,316,901	8,398,668	6,588,917	8,479,805	7,804,750	7,859,202	7,343,343	6,035,546	7,408,024	6,863,343	6,354,319	6,200,989	5,885,093	5,701,784	5,375,191	4,869,290	4,872,168	4,749,688	4,594,451	4,579,497	4,516,419	4,944,722	5,000,000
C000001637
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 22,747	25,025	25,296	23,077	24,683	22,091	19,624	20,261	19,045	17,412	16,713	17,355	21,336	25,317	24,198	23,901	22,485	21,914	18,647	16,232	11,967	15,615	14,278	14,986	14,287	11,610	14,898	13,713	12,890	12,536	11,918	11,413	10,697	9,861	9,733	9,144	8,715	8,969	8,622	9,861	10,000
C000077820
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,334,757	2,567,689	2,593,277	2,364,438	2,526,907	2,260,044	2,006,421	2,070,841	1,944,685	1,776,924	1,704,591	1,768,975	2,173,130	2,577,285	2,461,887	2,429,914	2,284,325	2,224,947	1,892,186	1,646,294	1,212,519	1,581,613	1,444,864	1,515,839	1,444,394	1,172,719	1,503,709	1,383,240	1,298,912	1,262,771	1,199,767	1,148,098	1,075,535	990,814	977,313	917,656	873,928	898,603	863,293	986,860	1,000,000
C000165212
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 11,668,969	12,833,924	12,961,918	11,820,965	12,633,462	11,298,893	10,030,447	10,352,603	9,721,715	8,882,768	8,521,055	8,843,026	10,864,106	12,881,999	12,305,268	12,145,385	11,420,202	11,123,277	9,459,290	8,229,711	6,060,620	7,906,272	7,222,479	7,577,375	7,220,129	5,861,654	7,516,696	6,914,327	6,494,821	6,311,959	5,996,933	5,738,592	5,377,674	4,954,071	4,886,565	4,588,280	4,369,642	4,493,016	4,316,466	4,934,302	5,000,000
C000001638
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 43,752	49,724	44,452	42,749	40,966	35,546	30,901	32,563	28,009	23,768	24,906	25,521	34,971	41,671	40,419	41,284	37,510	37,204	30,259	25,674	18,383	19,710	17,266	18,092	17,049	14,050	16,843	15,619	14,196	13,003	12,257	11,860	10,643	9,254	9,859	9,263	8,965	9,725	9,030	10,280	10,000
C000077821
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 4,491,286	5,101,851	4,558,405	4,381,220	4,195,321	3,637,623	3,160,288	3,327,791	2,861,106	2,425,405	2,540,623	2,602,590	3,563,070	4,242,764	4,112,825	4,198,041	3,811,427	3,778,237	3,071,315	2,604,649	1,863,326	1,996,062	1,746,876	1,830,246	1,723,501	1,419,629	1,699,554	1,575,977	1,430,812	1,310,213	1,234,002	1,193,257	1,070,374	930,029	989,970	929,781	898,826	974,493	904,614	1,029,031	1,000,000
C000174753
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 22,472,178	25,528,758	22,807,654	21,917,222	20,988,075	18,200,634	15,810,016	16,652,056	14,314,670	12,136,982	12,712,860	13,022,575	17,832,847	21,230,040	20,580,807	21,006,772	19,074,239	18,908,337	15,365,949	13,033,096	9,327,239	9,986,615	8,745,019	9,157,924	8,624,264	7,101,189	8,504,580	7,886,742	7,160,968	6,554,295	6,173,243	5,969,517	5,355,103	4,650,143	4,952,715	4,648,903	4,494,131	4,872,463	4,523,069	5,145,153	5,000,000
C000001639
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 29,104	33,632	30,126	29,105	27,552	24,482	20,828	21,592	18,627	15,574	16,771	17,278	24,896	31,539	31,339	31,809	27,969	28,433	26,305	23,563	17,097	18,902	17,589	17,836	16,740	14,110	16,997	16,044	14,981	13,956	13,173	12,395	11,425	9,923	10,603	9,627	9,627	10,132	9,266	10,351	10,000
C000077822
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,986,080	3,449,146	3,087,240	2,980,963	2,819,814	2,503,870	2,129,012	2,205,832	1,901,440	1,588,961	1,709,678	1,760,507	2,535,060	3,209,690	3,187,006	3,233,000	2,840,373	2,885,806	2,668,364	2,388,740	1,732,088	1,913,560	1,779,707	1,803,581	1,691,807	1,425,393	1,715,681	1,618,557	1,510,038	1,405,860	1,326,099	1,246,880	1,148,671	997,287	1,064,569	966,359	965,274	1,015,193	927,835	1,035,811	1,000,000
C000165213
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,927,226	17,239,608	15,433,003	14,901,627	14,095,900	12,519,100	10,644,845	11,026,049	9,507,007	7,941,759	8,551,108	8,805,245	12,680,823	16,053,904	15,940,481	16,170,446	14,207,332	14,434,493	13,347,292	11,949,183	8,663,158	9,573,306	8,901,248	9,020,619	8,461,747	7,129,680	8,581,118	8,095,496	7,552,903	7,032,013	6,633,207	6,237,113	5,746,066	4,986,435	5,325,556	4,831,796	4,826,370	5,075,963	4,639,175	5,179,056	5,000,000
C000130959
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 24,899	26,553	25,025	22,045	23,934	22,901	20,383	21,541	20,819	18,729	18,695	18,704	24,202	28,945	29,899	31,494	29,713	27,664	22,048	18,573	13,360	16,694	15,171	15,953	15,789	13,201	17,233	15,146	12,972	13,146	12,721	12,083	10,830	9,700	9,707	8,425	7,650	7,990	7,877	9,830	10,000
C000130960
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,554,656	2,722,681	2,563,851	2,257,894	2,448,490	2,341,489	2,082,345	2,200,214	2,124,143	1,910,140	1,905,960	1,905,960	2,464,373	2,944,207	3,039,246	3,199,800	3,016,655	2,806,885	2,235,878	1,881,572	1,352,453	1,689,590	1,533,801	1,611,738	1,594,592	1,331,944	1,737,929	1,526,745	1,306,882	1,323,517	1,280,378	1,214,699	1,088,393	974,357	974,357	844,443	766,573	800,423	788,434	983,075	1,000,000
C000174754
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 12,774,817	13,615,046	12,820,800	11,290,832	12,243,927	11,708,856	10,417,161	11,002,395	10,626,173	9,551,851	9,530,950	9,530,950	12,323,351	14,726,990	15,202,093	16,000,929	15,089,126	14,040,149	11,180,854	9,409,089	6,767,051	8,449,057	7,670,011	8,059,747	7,974,005	6,660,594	8,690,783	7,634,724	6,535,266	6,618,449	6,401,889	6,073,494	5,441,966	4,871,787	4,871,787	4,222,215	3,832,863	4,002,116	3,942,172	4,915,374	5,000,000
C000196921
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 26,459	28,476	27,617	26,155	24,874	22,444	19,711	19,842	17,937	15,467	14,781	15,577	18,481	20,619	18,576	18,207	16,097	15,645	14,539	13,357	10,938	13,025	11,811	11,460	10,617	9,252	10,740	10,310	10,130	10,000
C000196922
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,691,576	2,894,886	2,806,751	2,655,362	2,524,158	2,276,890	1,998,264	2,009,354	1,815,778	1,564,735	1,495,169	1,573,809	1,866,189	2,080,936	1,873,695	1,834,739	1,621,724	1,574,499	1,462,968	1,343,675	1,099,827	1,308,553	1,186,127	1,150,001	1,064,704	927,226	1,076,000	1,032,000	1,013,000	1,000,000
C000196923
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 13,462,939	14,479,487	14,033,754	13,281,855	12,625,837	11,384,447	9,991,318	10,046,769	9,078,892	7,823,676	7,470,804	7,869,045	9,330,943	10,404,682	9,363,447	9,173,694	8,108,621	7,872,497	7,314,841	6,718,375	5,499,133	6,542,764	5,930,634	5,750,006	5,323,522	4,636,130	5,375,000	5,160,000	5,065,000	5,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 26,268	28,282	26,153	24,547	25,362	23,162	20,221	21,335	20,083	18,402	17,214	17,327	21,953	25,112	24,417	24,604	22,151	22,277	18,717	17,113	13,138	16,430	15,189	15,292	14,508	12,128	14,437	13,421	13,010	12,733	11,922	11,324	10,866	10,165	10,119	9,674	9,526	9,471	9,096	9,886	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,626,813	2,828,181	2,615,258	2,454,688	2,536,189	2,316,224	2,022,089	2,133,543	2,008,341	1,840,221	1,721,419	1,732,730	2,195,323	2,511,247	2,441,673	2,460,369	2,215,111	2,227,704	1,871,715	1,711,307	1,313,752	1,643,010	1,518,864	1,529,165	1,450,796	1,212,824	1,443,740	1,342,083	1,301,003	1,273,314	1,192,173	1,132,352	1,086,552	1,016,475	1,011,860	967,436	952,551	947,068	909,610	988,594	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 13,134,064	14,140,904	13,076,292	12,273,440	12,680,944	11,581,121	10,110,443	10,667,714	10,041,705	9,201,103	8,607,093	8,663,651	10,976,617	12,556,233	12,208,365	12,301,843	11,075,555	11,138,518	9,358,577	8,556,534	6,568,762	8,215,048	7,594,320	7,645,823	7,253,981	6,064,118	7,218,702	6,710,417	6,505,013	6,366,572	5,960,865	5,661,759	5,432,761	5,082,377	5,059,300	4,837,178	4,762,755	4,735,341	4,548,049	4,942,970	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148	20,418	20,076	18,518	19,075	17,731	15,726	16,968	15,850	14,943	14,350	14,315	17,729	20,291	20,289	21,504	20,694	19,732	15,224	14,207	10,880	14,656	13,157	13,730	13,363	11,407	14,559	13,797	12,867	12,578	12,026	11,322	10,846	10,295	9,941	9,101	8,816	9,249	8,866	10,198	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,814,828	2,041,789	2,007,581	1,851,840	1,907,523	1,773,090	1,572,626	1,696,809	1,585,025	1,494,282	1,434,985	1,431,523	1,772,878	2,029,101	2,028,874	2,150,429	2,069,363	1,973,166	1,522,434	1,420,737	1,087,987	1,465,597	1,315,682	1,372,978	1,336,258	1,140,689	1,455,947	1,379,741	1,286,681	1,257,760	1,202,618	1,132,214	1,084,612	1,029,544	994,054	910,128	881,556	924,868	886,571	1,019,769	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 9,074,142	10,208,946	10,037,905	9,259,200	9,537,615	8,865,452	7,863,131	8,484,045	7,925,123	7,471,408	7,174,925	7,157,615	8,864,392	10,145,506	10,144,370	10,752,147	10,346,814	9,865,832	7,612,172	7,103,687	5,439,935	7,327,984	6,578,411	6,864,890	6,681,289	5,703,444	7,279,734	6,898,706	6,433,406	6,288,799	6,013,091	5,661,071	5,423,060	5,147,721	4,970,272	4,550,638	4,407,782	4,624,338	4,432,854	5,098,846	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148	20,418	20,076	18,518	19,075	17,731	15,726	16,968	15,850	14,943	14,350	14,315	17,729	20,291	20,289	21,504	20,694	19,732	15,224	14,207	10,880	14,656	13,157	13,730	13,363	11,407	14,559	13,797	12,867	12,578	12,026	11,322	10,846	10,295	9,941	9,101	8,816	9,249	8,866	10,198	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,814,828	2,041,789	2,007,581	1,851,840	1,907,523	1,773,090	1,572,626	1,696,809	1,585,025	1,494,282	1,434,985	1,431,523	1,772,878	2,029,101	2,028,874	2,150,429	2,069,363	1,973,166	1,522,434	1,420,737	1,087,987	1,465,597	1,315,682	1,372,978	1,336,258	1,140,689	1,455,947	1,379,741	1,286,681	1,257,760	1,202,618	1,132,214	1,084,612	1,029,544	994,054	910,128	881,556	924,868	886,571	1,019,769	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 9,074,142	10,208,946	10,037,905	9,259,200	9,537,615	8,865,452	7,863,131	8,484,045	7,925,123	7,471,408	7,174,925	7,157,615	8,864,392	10,145,506	10,144,370	10,752,147	10,346,814	9,865,832	7,612,172	7,103,687	5,439,935	7,327,984	6,578,411	6,864,890	6,681,289	5,703,444	7,279,734	6,898,706	6,433,406	6,288,799	6,013,091	5,661,071	5,423,060	5,147,721	4,970,272	4,550,638	4,407,782	4,624,338	4,432,854	5,098,846	5,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 38,891	43,210	40,449	39,112	36,284	32,622	28,593	29,582	26,301	23,102	22,579	23,366	29,513	32,522	29,328	29,126	26,150	25,842	22,989	20,370	15,915	18,691	16,889	16,704	15,985	13,759	16,444	15,103	14,265	14,056	13,063	12,332	11,784	10,847	10,718	10,215	10,134	10,100	9,432	10,027	10,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 3,889,065	4,320,976	4,044,928	3,911,230	3,628,378	3,262,163	2,859,257	2,958,197	2,630,143	2,310,159	2,257,898	2,336,624	2,951,280	3,252,185	2,932,826	2,912,596	2,615,012	2,584,200	2,298,923	2,036,983	1,591,473	1,869,059	1,688,869	1,670,432	1,598,469	1,375,863	1,644,432	1,510,274	1,426,497	1,405,649	1,306,284	1,233,193	1,178,362	1,084,714	1,071,839	1,021,544	1,013,438	1,010,034	943,178	1,002,668	1,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 19,445,325	21,604,877	20,224,639	19,556,151	18,141,890	16,310,815	14,296,283	14,790,985	13,150,717	11,550,796	11,289,490	11,683,119	14,756,399	16,260,926	14,664,132	14,562,978	13,075,060	12,921,001	11,494,614	10,184,915	7,957,367	9,345,296	8,444,347	8,352,161	7,992,345	6,879,314	8,222,162	7,551,371	7,132,487	7,028,246	6,531,422	6,165,965	5,891,810	5,423,570	5,359,193	5,107,720	5,067,192	5,050,170	4,715,891	5,013,342	5,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,883	45,409	42,411	41,100	37,938	34,051	29,827	30,791	27,294	23,866	23,353	24,224	30,634	33,679	30,168	29,823	26,643	26,395	23,695	20,929	16,371	19,058	17,229	16,976	16,223	13,974	16,613	15,217	14,389	14,188	13,154	12,421	11,867	10,896	10,787	10,315	10,252	10,176	9,482	10,012	10,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,088,317	4,540,946	4,241,077	4,110,001	3,793,796	3,405,121	2,982,683	3,079,070	2,729,418	2,386,573	2,335,308	2,422,427	3,063,376	3,367,873	3,016,794	2,982,313	2,664,332	2,639,468	2,369,507	2,092,891	1,637,137	1,905,845	1,722,873	1,697,627	1,622,347	1,397,356	1,661,294	1,521,744	1,438,917	1,418,833	1,315,399	1,242,123	1,186,697	1,089,624	1,078,722	1,031,465	1,025,170	1,017,622	948,234	1,001,198	1,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 20,441,585	22,704,728	21,205,387	20,550,007	18,968,982	17,025,605	14,913,415	15,395,352	13,647,091	11,932,866	11,676,541	12,112,136	15,316,880	16,839,365	15,083,971	14,911,563	13,321,662	13,197,338	11,847,534	10,464,456	8,185,685	9,529,227	8,614,363	8,488,134	8,111,733	6,986,778	8,306,468	7,608,722	7,194,583	7,094,166	6,576,996	6,210,615	5,933,487	5,448,120	5,393,609	5,157,324	5,125,848	5,088,110	4,741,170	5,005,990	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 18,148	20,418	20,076	18,518	19,075	17,731	15,726	16,968	15,850	14,943	14,350	14,315	17,729	20,291	20,289	21,504	20,694	19,732	15,224	14,207	10,880	14,656	13,157	13,730	13,363	11,407	14,559	13,797	12,867	12,578	12,026	11,322	10,846	10,295	9,941	9,101	8,816	9,249	8,866	10,198	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 1,814,828	2,041,789	2,007,581	1,851,840	1,907,523	1,773,090	1,572,626	1,696,809	1,585,025	1,494,282	1,434,985	1,431,523	1,772,878	2,029,101	2,028,874	2,150,429	2,069,363	1,973,166	1,522,434	1,420,737	1,087,987	1,465,597	1,315,682	1,372,978	1,336,258	1,140,689	1,455,947	1,379,741	1,286,681	1,257,760	1,202,618	1,132,214	1,084,612	1,029,544	994,054	910,128	881,556	924,868	886,571	1,019,769	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 9,074,142	10,208,946	10,037,905	9,259,200	9,537,615	8,865,452	7,863,131	8,484,045	7,925,123	7,471,408	7,174,925	7,157,615	8,864,392	10,145,506	10,144,370	10,752,147	10,346,814	9,865,832	7,612,172	7,103,687	5,439,935	7,327,984	6,578,411	6,864,890	6,681,289	5,703,444	7,279,734	6,898,706	6,433,406	6,288,799	6,013,091	5,661,071	5,423,060	5,147,721	4,970,272	4,550,638	4,407,782	4,624,338	4,432,854	5,098,846	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 23,711	24,770	24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,688	14,586	15,334	18,277	19,158	17,255	17,156	15,804	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265	9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,371,145	2,476,964	2,418,694	2,284,231	2,190,400	1,981,259	1,773,866	1,833,898	1,686,464	1,568,846	1,458,563	1,533,435	1,827,719	1,915,818	1,725,541	1,715,556	1,580,445	1,488,530	1,327,287	1,218,485	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487	992,409	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,855,725	12,384,821	12,093,469	11,421,157	10,952,000	9,906,297	8,869,332	9,169,490	8,432,318	7,844,232	7,292,816	7,667,176	9,138,595	9,579,091	8,627,704	8,577,778	7,902,225	7,442,650	6,636,436	6,092,425	5,054,136	6,286,085	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435	4,962,045	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,027	31,205	29,376	28,460	25,868	23,082	23,858	22,012	20,537	19,161	20,057	24,078	25,420	23,262	23,285	21,513	20,229	17,639	16,152	13,236	16,734	15,338	15,162	14,566	12,772	14,903	13,912	13,392	13,478	12,675	12,121	11,766	11,127	10,678	10,228	9,966	9,870	9,288	10,014	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,051,477	3,202,706	3,120,533	2,937,550	2,846,022	2,586,837	2,308,196	2,385,826	2,201,215	2,053,749	1,916,132	2,005,677	2,407,810	2,541,987	2,326,175	2,328,544	2,151,282	2,022,891	1,763,919	1,615,200	1,323,635	1,673,362	1,533,825	1,516,199	1,456,552	1,277,191	1,490,342	1,391,231	1,339,154	1,347,841	1,267,514	1,212,105	1,176,624	1,112,718	1,067,771	1,022,792	996,576	987,019	928,787	1,001,379	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,257,383	16,013,530	15,602,664	14,687,751	14,230,112	12,934,186	11,540,981	11,929,129	11,006,073	10,268,746	9,580,662	10,028,383	12,039,050	12,709,933	11,630,877	11,642,719	10,756,411	10,114,455	8,819,594	8,075,999	6,618,176	8,366,811	7,669,123	7,580,994	7,282,758	6,385,955	7,451,708	6,956,157	6,695,768	6,739,204	6,337,571	6,060,526	5,883,120	5,563,588	5,338,856	5,113,960	4,982,881	4,935,093	4,643,934	5,006,895	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,027	31,205	29,376	28,460	25,868	23,082	23,858	22,012	20,537	19,161	20,057	24,078	25,420	23,262	23,285	21,513	20,229	17,639	16,152	13,236	16,734	15,338	15,162	14,566	12,772	14,903	13,912	13,392	13,478	12,675	12,121	11,766	11,127	10,678	10,228	9,966	9,870	9,288	10,014	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,051,477	3,202,706	3,120,533	2,937,550	2,846,022	2,586,837	2,308,196	2,385,826	2,201,215	2,053,749	1,916,132	2,005,677	2,407,810	2,541,987	2,326,175	2,328,544	2,151,282	2,022,891	1,763,919	1,615,200	1,323,635	1,673,362	1,533,825	1,516,199	1,456,552	1,277,191	1,490,342	1,391,231	1,339,154	1,347,841	1,267,514	1,212,105	1,176,624	1,112,718	1,067,771	1,022,792	996,576	987,019	928,787	1,001,379	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,257,383	16,013,530	15,602,664	14,687,751	14,230,112	12,934,186	11,540,981	11,929,129	11,006,073	10,268,746	9,580,662	10,028,383	12,039,050	12,709,933	11,630,877	11,642,719	10,756,411	10,114,455	8,819,594	8,075,999	6,618,176	8,366,811	7,669,123	7,580,994	7,282,758	6,385,955	7,451,708	6,956,157	6,695,768	6,739,204	6,337,571	6,060,526	5,883,120	5,563,588	5,338,856	5,113,960	4,982,881	4,935,093	4,643,934	5,006,895	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,027	31,205	29,376	28,460	25,868	23,082	23,858	22,012	20,537	19,161	20,057	24,078	25,420	23,262	23,285	21,513	20,229	17,639	16,152	13,236	16,734	15,338	15,162	14,566	12,772	14,903	13,912	13,392	13,478	12,675	12,121	11,766	11,127	10,678	10,228	9,966	9,870	9,288	10,014	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,051,477	3,202,706	3,120,533	2,937,550	2,846,022	2,586,837	2,308,196	2,385,826	2,201,215	2,053,749	1,916,132	2,005,677	2,407,810	2,541,987	2,326,175	2,328,544	2,151,282	2,022,891	1,763,919	1,615,200	1,323,635	1,673,362	1,533,825	1,516,199	1,456,552	1,277,191	1,490,342	1,391,231	1,339,154	1,347,841	1,267,514	1,212,105	1,176,624	1,112,718	1,067,771	1,022,792	996,576	987,019	928,787	1,001,379	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,257,383	16,013,530	15,602,664	14,687,751	14,230,112	12,934,186	11,540,981	11,929,129	11,006,073	10,268,746	9,580,662	10,028,383	12,039,050	12,709,933	11,630,877	11,642,719	10,756,411	10,114,455	8,819,594	8,075,999	6,618,176	8,366,811	7,669,123	7,580,994	7,282,758	6,385,955	7,451,708	6,956,157	6,695,768	6,739,204	6,337,571	6,060,526	5,883,120	5,563,588	5,338,856	5,113,960	4,982,881	4,935,093	4,643,934	5,006,895	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,248,182	3,393,142	3,313,318	3,129,121	3,000,583	2,714,086	2,429,983	2,512,219	2,310,251	2,149,130	1,998,055	2,100,621	2,503,754	2,624,439	2,363,782	2,350,104	2,165,019	2,039,106	1,818,223	1,669,177	1,384,711	1,722,235	1,579,018	1,552,649	1,488,583	1,309,820	1,514,589	1,406,163	1,359,480	1,369,879	1,284,526	1,229,442	1,192,612	1,124,404	1,082,988	1,042,820	1,017,828	1,004,291	938,217	1,002,780	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,240,911	16,965,708	16,566,591	15,645,605	15,002,917	13,570,430	12,149,913	12,561,093	11,551,257	10,745,650	9,990,277	10,503,105	12,518,770	13,122,196	11,818,912	11,750,520	10,825,093	10,195,531	9,091,116	8,345,886	6,923,556	8,611,176	7,895,090	7,763,247	7,442,915	6,549,102	7,572,945	7,030,815	6,797,402	6,849,396	6,422,632	6,147,212	5,963,059	5,622,019	5,414,938	5,214,098	5,089,140	5,021,457	4,691,086	5,013,902	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	33,931	33,133	31,291	30,006	27,141	24,300	25,122	23,103	21,491	19,981	21,006	25,038	26,244	23,638	23,501	21,650	20,391	18,182	16,692	13,847	17,222	15,790	15,526	14,886	13,098	15,146	14,062	13,595	13,699	12,845	12,294	11,926	11,244	10,830	10,428	10,178	10,043	9,382	10,028	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,248,182	3,393,142	3,313,318	3,129,121	3,000,583	2,714,086	2,429,983	2,512,219	2,310,251	2,149,130	1,998,055	2,100,621	2,503,754	2,624,439	2,363,782	2,350,104	2,165,019	2,039,106	1,818,223	1,669,177	1,384,711	1,722,235	1,579,018	1,552,649	1,488,583	1,309,820	1,514,589	1,406,163	1,359,480	1,369,879	1,284,526	1,229,442	1,192,612	1,124,404	1,082,988	1,042,820	1,017,828	1,004,291	938,217	1,002,780	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 16,240,911	16,965,708	16,566,591	15,645,605	15,002,917	13,570,430	12,149,913	12,561,093	11,551,257	10,745,650	9,990,277	10,503,105	12,518,770	13,122,196	11,818,912	11,750,520	10,825,093	10,195,531	9,091,116	8,345,886	6,923,556	8,611,176	7,895,090	7,763,247	7,442,915	6,549,102	7,572,945	7,030,815	6,797,402	6,849,396	6,422,632	6,147,212	5,963,059	5,622,019	5,414,938	5,214,098	5,089,140	5,021,457	4,691,086	5,013,902	5,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	32,027	31,205	29,376	28,460	25,868	23,082	23,858	22,012	20,537	19,161	20,057	24,078	25,420	23,262	23,285	21,513	20,229	17,639	16,152	13,236	16,734	15,338	15,162	14,566	12,772	14,903	13,912	13,392	13,478	12,675	12,121	11,766	11,127	10,678	10,228	9,966	9,870	9,288	10,014	10,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,051,477	3,202,706	3,120,533	2,937,550	2,846,022	2,586,837	2,308,196	2,385,826	2,201,215	2,053,749	1,916,132	2,005,677	2,407,810	2,541,987	2,326,175	2,328,544	2,151,282	2,022,891	1,763,919	1,615,200	1,323,635	1,673,362	1,533,825	1,516,199	1,456,552	1,277,191	1,490,342	1,391,231	1,339,154	1,347,841	1,267,514	1,212,105	1,176,624	1,112,718	1,067,771	1,022,792	996,576	987,019	928,787	1,001,379	1,000,000
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,257,383	$ 16,013,530	$ 15,602,664	$ 14,687,751	$ 14,230,112	$ 12,934,186	$ 11,540,981	$ 11,929,129	$ 11,006,073	$ 10,268,746	$ 9,580,662	$ 10,028,383	$ 12,039,050	$ 12,709,933	$ 11,630,877	$ 11,642,719	$ 10,756,411	$ 10,114,455	$ 8,819,594	$ 8,075,999	$ 6,618,176	$ 8,366,811	$ 7,669,123	$ 7,580,994	$ 7,282,758	$ 6,385,955	$ 7,451,708	$ 6,956,157	$ 6,695,768	$ 6,739,204	$ 6,337,571	$ 6,060,526	$ 5,883,120	$ 5,563,588	$ 5,338,856	$ 5,113,960	$ 4,982,881	$ 4,935,093	$ 4,643,934	$ 5,006,895	$ 5,000,000